Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Schedule of Noncontrolling Interests

	Commodities brokerage Services	Investment Advisory services	Institution Subscription services	Rifa Financial Holdings Brokerage services	Other	Total
Balance as of January 1, 2016	$11,418,320	$—	$—	$(227,266)	—	$11,191,054
Dividends paid to noncontrolling shareholders	(10,117,946)	—	—	—	—	(10,117,946)
Changes in controlling ownership interest	171,542	—	—	—	—	171,542
Deconsolidation	2,404,822	—	—	105,953	—	2,510,775
Share-based compensation (Note 16)	1,162,066	—	—	—	—	1,162,066
Net income (loss)	(9,563,735)	—	—	276,370	—	(9,287,365)
Balance as of December 31, 2016	$(4,524,931)	$—	$—	$155,057	—	$(4,369,874)
Dividends paid to noncontrolling shareholders	—	—	—	—	—	—
Changes in controlling ownership interest	—	—	—	—	—	—
Deconsolidation	809,692	—	—	—	—	809,692
Share-based compensation (Note 16)	876,995	—	—	—	—	876,995
Net income (loss)	(6,388,746)	—	—	736,862	—	(5,651,884)
Balance as of December 31, 2017	$(9,226,990)	$—	$—	$891,919	—	$(8,335,071)
Dividends paid to noncontrolling interest	—	—	—	—	—	—
Changes in controlling ownership interest	—	—	—	—	—	—
Deconsolidation	1,216,007	—	—	—	—	1,216,007
Share-based compensation (Note 16)	529,600	—	—	—	—	529,600
Net income (loss)	(3,249,840)	—	—	729,465	—	(2,520,375)
Balance as of December 31, 2018	$(10,731,223)	$—	$—	$1,621,384	—	$(9,109,839)